Notes to the consolidated statements of income - Net operating loss carryforwards (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Income Tax Disclosure
Net operating loss carryforwards	€ 912,027	€ 957,431
Unused tax losses for which no deferred tax asset recognized	689,694	731,303
Unutilized notional interest deductions for which no deferred tax asset is recognised	407,667	311,867	$ 479,008	$ 323,999
Deferred tax liabilities of foreign subsidiaries	10,523	8,643
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 8,967,622	9,558,889
Percentage of dividends and capital gain tax free	95.00%
Current tax expense (income), related to Pillar Two income taxes	€ 7,630	5,702
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	31,501	13,993
Later Than One Year And Not Later Than Two Years
Income Tax Disclosure
Net operating loss carryforwards	48,245	32,500
Later Than Two Years And Not Later Than Three Years
Income Tax Disclosure
Net operating loss carryforwards	31,521	49,674
Later Than Three Years And Not Later Than Four Years
Income Tax Disclosure
Net operating loss carryforwards	84,242	34,646
Later Than Four Years And Not Later Than Five Years
Income Tax Disclosure
Net operating loss carryforwards	26,498	89,237
Later Than Five Years And Not Later Than Six Years
Income Tax Disclosure
Net operating loss carryforwards	1,960	23,492
Later Than Six Years And Not Later Than Seven Years
Income Tax Disclosure
Net operating loss carryforwards	6,738	12,357
Later Than Seven Years And Not Later Than Eight Years
Income Tax Disclosure
Net operating loss carryforwards	2,796	5,175
Later Than Eight Years And Not Later Than Nine Years
Income Tax Disclosure
Net operating loss carryforwards	801	2,127
Later than nine years
Income Tax Disclosure
Net operating loss carryforwards	235,354	202,457
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 442,371	€ 491,773